Note 10 - Commitments and Contingencies (Details Textual) - President [Member]	12 Months Ended
Dec. 31, 2022 USD ($) shares
Annual Officer Salary	$ 120,000
Annual Officer Salary, Percent of Increase Per Year	10.00%
Annual Officer Salary, Period for Salary Increase	5 years
Employee Benefits, Health Insurance Per Month	$ 750
Employee Benefits, Annual Employee Stock Bonus | shares	25,000
Employee Benefits, Royalty Interest Percent on Each Future Producing Well	0.03125%